December 5, 2011

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Quantitative Funds (the Trust)
File No. 33-8553

Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Frances T. Han

Associate Counsel

The Vanguard Group, Inc.

cc: Brion Thompson, Esq.
U.S. Securities and Exchange Commission